Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine-months ended
	September 30,
	2016	2017
Preferred warrants outstanding (number of common stock equivalents)	529	529
Common warrants outstanding	1,896,826	8,401,746
RSUs outstanding	176,749	360,920
Common options outstanding	926,608	2,484,286

Total anti-dilutive common share equivalents	3,000,712	11,247,481

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the year ended
	December 31,
	2015	2016
Preferred warrants outstanding (number of common stock equivalents)	529	529
Common warrants outstanding	784,230	11,623,987
RSUs outstanding	25,752	174,249
Common options outstanding	713,659	896,662

Total anti-dilutive common share equivalents	1,524,170	12,695,427